Capital Stock - Additional Information, Stock-based compensation (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) time $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted (dollars per share) | $ / shares	$ 3.60	$ 7.74	$ 11.50
Common stock conversion (in shares) | shares	1
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted | shares	4,780,371	4,527,282
Stock options granted (in shares) | shares	916,015	265,135	15,243
Stock option, term	10 years
Vesting period	3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans	$ 1,200,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2017	600,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2018	500,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2019	100,000
Compensation costs	1,500,000	$ 1,700,000	$ 1,000,000
Intrinsic value of options exercised	0	500,000	$ 22,600,000
Intrinsic value of outstanding in-the-money stock options	$ 0	$ 0
Weighted-average remaining life of options vested and expected to vest	4 years 6 months	3 years 4 months 24 days
Weighted-average grant-date fair value of options granted (dollars per share) | $ / shares	$ 3.60	$ 7.74	$ 11.50
Expected volatility used in computing fair value of options granted	55.10%	31.10%	34.70%
Expected life used in computing fair value of options granted, years	6 years	5 years	5 years
Dividend yield used in computing fair value of options granted	3.20%	4.40%	4.40%
Risk-free interest rate used in computing fair value of options granted	1.30%	1.40%	1.60%
Estimated forfeiture rate used in computing fair value of options granted	7.00%	8.00%	12.00%
Period of historical data used to calculate expected volatility in years	5 years
Stock Option [Member] | Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited	$ 0	$ 0	$ 100,000
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Number of shares or units granted equity based compensation awards | shares	238,609	63,912	81,388
Fair value of granted stock	$ 2,300,000	$ 2,800,000	$ 4,600,000
Vested restricted stock (in shares) | shares	98,844	101,419	261,911
Market value of vested restricted stock	$ 4,300,000	$ 4,300,000	$ 8,500,000
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times performance units to vest, Minimum | time	0
Number of shares or units granted equity based compensation awards | shares	311,691	61,774	50,689
Fair value of granted stock	$ 3,600,000	$ 3,400,000	$ 3,400,000
Performance shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Performance shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units and Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted (in shares) | shares	59,518	98,381	149,082
Share based compensation expense	$ 4,200,000	$ 4,500,000	$ 7,500,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 600,000	$ 1,000,000	$ 1,000,000
Number of shares or units granted equity based compensation awards | shares	67,000	22,502	18,230